CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Issued capital	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Investment revaluation reserve	Attributable to owners of the Parent	Non- controlling interests
Number of shares issued at beginning of period (in shares) at Dec. 31, 2016	[1]	34,647,643
Equity at beginning of period at Dec. 31, 2016		$ 208,560	$ 41,576	$ 62,790	$ 105,119	$ (961)	$ 0	$ 208,524	$ 36
Issuance of shares under share-based compensation plan (see note 29.1) (in shares)	[1]	425,640
Issuance of shares under share-based compensation plan (see note 29.1)		$ 8,437	511	7,926				8,437
Issuance of shares under subscription agreement (see note 29.1) (in shares)	[1]	153,481
Issuance of shares under subscription agreement (see note 29.1)		$ 5,695	184	5,511				5,695
Share-based compensation plan (see note 24)		10,501		10,501				10,501
Other comprehensive income (loss) for the year		(292)				(265)	(27)	(292)
Net income for the year		$ 30,463			30,539			30,539	(76)
Number of shares issued at end of period (in shares) at Dec. 31, 2017	[1]	35,226,764
Equity at end of period at Dec. 31, 2017		$ 263,364	42,271	86,728	135,658	(1,226)	(27)	263,404	(40)
Issuance of shares under share-based compensation plan (see note 29.1) (in shares)	[1]	674,901
Issuance of shares under share-based compensation plan (see note 29.1)		$ 9,085	810	8,275				9,085
Issuance of shares under subscription agreement (see note 29.1) (in shares)	[1]	63,997
Issuance of shares under subscription agreement (see note 29.1)		$ 3,217	77	3,140				3,217
Share-based compensation plan (see note 24)		11,537		11,537				11,537
Other comprehensive income (loss) for the year		(883)				(871)	(12)	(883)
Acquisition of non-controlling interest (see note 25.2)		0		(121)				(121)	121
Net income for the year		$ 51,596			51,677			51,677	(81)
Number of shares issued at end of period (in shares) (Balance at January 1, 2019) at Dec. 31, 2018	[1]	35,965,662
Number of shares issued at end of period (in shares) (Balance at January 1, 2019 restated) at Dec. 31, 2018	[1]	35,965,662
Number of shares issued at end of period (in shares) at Dec. 31, 2018	[1]	35,965,662
Equity at end of period (Balance at January 1, 2019) at Dec. 31, 2018			43,158	109,559	187,335	(2,097)	(39)	337,916
Equity at end of period (Adjustment on initial application of IFRS 16 (note 2.1)) at Dec. 31, 2018					(1,972)			(1,972)
Equity at end of period (Balance at January 1, 2019 restated) at Dec. 31, 2018			43,158	109,559	185,363	(2,097)	(39)	335,944
Equity at end of period at Dec. 31, 2018		$ 337,916	43,158	109,559	187,335	(2,097)	(39)	337,916	$ 0
Issuance of shares under share-based compensation plan (see note 29.1) (in shares)	[1]	899,100
Issuance of shares under share-based compensation plan (see note 29.1)			1,079	21,475				22,554
Issuance of shares under subscription agreement (see note 29.1) (in shares)	[1]	98,857
Issuance of shares under subscription agreement (see note 29.1)			119	7,651				7,770
Share-based compensation plan (see note 24)				18,852				18,852
Other comprehensive income (loss) for the year						(400)	(21)	(421)
Net income for the year		$ 54,015			54,015			54,015
Number of shares issued at end of period (in shares) at Dec. 31, 2019	[1]	36,963,619
Equity at end of period at Dec. 31, 2019		$ 438,714	$ 44,356	$ 157,537	$ 239,378	$ (2,497)	$ (60)	$ 438,714

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.